Significant Accounting Policies - Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation Of Revenue [Line Items]
Revenue	¥ 8,578,577	¥ 9,529,587	¥ 8,392,843
At Point-in-Time
Disaggregation Of Revenue [Line Items]
Revenue	7,110,549	7,876,188	7,155,654
Over Time
Disaggregation Of Revenue [Line Items]
Revenue	¥ 1,468,028	¥ 1,653,399	¥ 1,237,189